Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair value measurement
Fair value measurements of the assets that are measured at fair value on a recurring basis:

		Fair value measurement at reporting date using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Current assets
Cash equivalents:
Time deposits	136,987,337	—	136,987,337	—
Money market fund	629,374	629,374	—	—
Restricted cash and time deposits	891,462,180	—	891,462,180	—
Short-term investments:
Available-for-sale securities	967,792,000	—	967,792,000	—
Time deposits	541,092,886	—	541,092,886	—
Non current assets
Long-term time deposits	51,465,395	—	51,465,395	—
Restricted time deposits	7,814,450	—	7,814,450	—

Total assets	2,597,243,622	629,374	2,596,614,248	—

		Fair value measurement at reporting date using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Current assets
Cash equivalents:
Time deposits	108,919,301	—	108,919,301	—
Money market fund	786,536	786,536	—	—
Restricted cash and time deposits	226,100,000	—	226,100,000	—
Short-term investments:
Available-for-sale securities	1,138,318,921	—	1,138,318,921	—
Time deposits	169,573,968	—	169,573,968	—
Non current assets
Long-term time deposits	108,135,489	—	108,135,489	—
Restricted time deposits	7,597,873	—	7,597,873	—

Total assets	1,759,432,088	786,536	1,758,645,552	—